Recoverable Cash Advances - Summary of Current and Non-current Portion Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Non-Current portion as at 1st January	€ 4,220	[1]	€ 4,139
Non-Current portion as at 31 December	5,851		4,220	[1]
Current portion as at 1st January	371	[1]	346
Current portion as at 31 December	362		371	[1]
Total Recoverable Cash Advances at 1st January	4,590		4,484
Total Recoverable Cash Advances 31 December	€ 6,213		€ 4,590

[1]	For information on voluntary change in accounting policy, see note 5.2.16.